Financial instruments by category	12 Months Ended
Dec. 31, 2018
Financial instruments by category
Financial instruments by category

7      Financial instruments by category

Accounting policy

Normal purchases and sales of financial assets are recognized on the trade date – the date on which the Company commits to purchase or sell the asset. Financial assets are initially recognized at fair value plus transaction costs for all financial assets not carried at fair value through profit or loss. Financial assets carried at fair value through profit or loss, if any, are initially recognized at fair value, and transaction costs are expensed in the income statement.

Financial assets are derecognized when the rights to receive cash flow from the investments have expired or the Company has transferred substantially all of the risks and rewards of ownership. Financial assets at fair value through profit or loss and at fair value through other comprehensive income are subsequently carried at fair value. Financial assets at amortized costs are subsequently measured using the effective interest rate method.

Gains or losses arising from changes in the fair value of the financial assets classified as fair value through profit or loss are presented in the income statement under "Net financial results" in the year in which they arise.

The Company classifies its financial assets under the following categories: amortized cost, fair value through other comprehensive income and fair value through profit or loss. The classification depends on the purpose for which the financial assets were acquired. Management determines the classification of the Company’s financial assets upon initial recognition.

(i)      Amortized cost

Financial assets measured at amortized cost are assets held within a business model whose objective is to hold financial assets in order to collect contractual cash flows and for which the contractual terms of the financial asset give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

(ii)     Fair value through profit or loss

Financial assets measured at fair value through profit or loss are assets which an entity manages with the objective of realizing cash flows through the sale of such assets and financial assets that do not give rise to cash flows that are solely payments of principal and interest on the principal amount outstanding.

(iii)    Fair value through other comprehensive income

Financial assets measured at fair value through other comprehensive income are held within a business model whose objective is achieved by both collecting contractual cash flows and selling financial assets and for which the contractual terms of the financial asset give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

Analysis

		2018
Assets per balance sheet	Note	Amortized cost	Fair value through profit or loss	Fair value through other comprehensive income	Total
Cash and cash equivalents	8	—	1,032,938	—	1,032,938
Financial investments	9	—	92,233	—	92,233
Derivative financial instruments	6	—	6,885	4,320	11,205
Trade accounts receivable	10	22,146	151,058	—	173,204
Related parties	12	740	—	—	740
		22,886	1,283,114	4,320	1,310,320

		2018
Liabilities per balance sheet	Note	Amortized cost	Fair value through profit or loss	Fair value through other comprehensive income	Total
Loans and financing	15	1,424,867	—	—	1,424,867
Derivative financial instruments	6	—	10,155	4,068	14,222
Trade payables		387,225	—	—	387,225
Confirming payable	16	70,411	—	—	70,411
Use of public assets		22,126	—	—	22,126
Related parties	12	1,580	—	—	1,580
		1,906,209	10,155	4,068	1,920,431

		2017
Assets per balance sheet	Note	Amortized cost	Fair value through profit or loss	Fair value through other comprehensive income	Total
Cash and cash equivalents	8	—	1,019,037	—	1,019,037
Financial investments	9	—	206,547	—	206,547
Derivative financial instruments	6	—	8,811	2,966	11,777
Trade accounts receivable	10	120,020	62,693	—	182,713
Related parties	12	738	—	—	738
		120,758	1,297,088	2,966	1,420,812

		2017
Liabilities per balance sheet	Note	Amortized cost	Fair value through profit or loss	Fair value through other comprehensive income	Total
Loans and financing	15	1,447,299	—	—	1,447,299
Derivative financial instruments	6	—	12,842	2,195	15,037
Trade payables		329,814	—	—	329,814
Confirming payable	16	111,024	—	—	111,024
Use of public assets		24,309	—	—	24,309
Related parties	12	89,924	—	—	89,924
		2,002,370	12,842	2,195	2,017,407